Financial instruments and risk management - Assets held-for-sale (Details) - Non-recurring basis - Level 3 - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ 672	$ 5,642
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ (1,278)	$ (72)